Adoption of IFRS 9 - Reconciliation of the Impairment to the Expected Credit Loss Allowance Upon Transition to IFRS 9 (Details) - EUR (€) € in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Trade receivables and contract assets
Adoption of new standards
Loss Allowance under IAS 39		€ 74
Remeasurement Upon Transition to IFRS 9		25
Loss Allowance under IFRS 9	€ 107	99
AC | Trade receivables and contract assets
Adoption of new standards
Loss Allowance under IAS 39			€ 74
Remeasurement Upon Transition to IFRS 9		25
Loss Allowance under IFRS 9		99
AC | Cash at banks, time deposits, debt securities and loans and other receivables
Adoption of new standards
Loss Allowance under IAS 39			€ 1
Remeasurement Upon Transition to IFRS 9		6
Loss Allowance under IFRS 9		€ 7